Note 6 - Stockholders' Equity (Detail) - Stock Purchase Warrant Transactions (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012
Outstanding at December 31, 2011 (in Shares)		1,870,559
Outstanding at December 31, 2011		$ 7.96
Exercised (in Shares)		0
Exercised		$ 0
Forfeited or expired (in Shares)		(57,000)
Forfeited or expired		$ 7.00
Outstanding at December 31, 2012 (in Shares)		11,225,559
Outstanding at December 31, 2012		$ 2.06
Exercisable at December 31, 2012 (in Shares)		8,290,376
Exercisable at December 31, 2012		$ 2.44
Series A Warrants [Member]
Number of Shares (in Dollars)		$ 2,933,333	[1]
Weighted Average Exercise Price		$ 1.00	[1]
Series B Warrants [Member]
Number of Shares (in Dollars)		2,933,333	[1]
Weighted Average Exercise Price		$ 0.75	[1]
Exercised (in Shares)	1,766,667
Series C Warrants [Member]
Number of Shares (in Dollars)		2,933,333	[1]
Weighted Average Exercise Price		$ 1.00	[1]
Other Warrants [Member]
Number of Shares (in Dollars)		$ 612,001	[2]
Weighted Average Exercise Price		$ 1.00	[2]

[1]	See discussion under "Series A Convertible Preferred Stock" above.
[2]	See discussion under "Common Stock Transactions" above.